Property and equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 7,129
Changes in property, plant and equipment [abstract]
Balance at end of period	7,469	$ 7,129
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	10,549	7,238
Changes in property, plant and equipment [abstract]
Additions	1,590	3,744
Disposals	(1,481)	(432)
Currency Translation Adjustment	942	(1)
Balance at end of period	11,600	10,549
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,420)	(2,575)
Changes in property, plant and equipment [abstract]
Additions	(1,862)	(1,291)
Disposals	1,452	432
Currency Translation Adjustment	(301)	14
Balance at end of period	(4,131)	(3,420)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	5,017
Changes in property, plant and equipment [abstract]
Balance at end of period	5,279	5,017
Leasehold improvements | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	6,182	3,260
Changes in property, plant and equipment [abstract]
Additions	937	2,895
Disposals	(854)	0
Currency Translation Adjustment	590	27
Balance at end of period	6,855	6,182
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,165)	(570)
Changes in property, plant and equipment [abstract]
Additions	(1,147)	(588)
Disposals	844	0
Currency Translation Adjustment	(108)	(7)
Balance at end of period	(1,576)	(1,165)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	961
Changes in property, plant and equipment [abstract]
Balance at end of period	982	961
Machinery and equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,626	1,116
Changes in property, plant and equipment [abstract]
Additions	176	480
Disposals	0	0
Currency Translation Adjustment	173	30
Balance at end of period	1,975	1,626
Machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(665)	(418)
Changes in property, plant and equipment [abstract]
Additions	(246)	(224)
Disposals	0	0
Currency Translation Adjustment	(82)	(23)
Balance at end of period	(993)	(665)
Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	490
Changes in property, plant and equipment [abstract]
Balance at end of period	629	490
Computer hardware | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,633	1,855
Changes in property, plant and equipment [abstract]
Additions	359	147
Disposals	(623)	(319)
Currency Translation Adjustment	91	(50)
Balance at end of period	1,460	1,633
Computer hardware | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,143)	(1,228)
Changes in property, plant and equipment [abstract]
Additions	(229)	(273)
Disposals	604	319
Currency Translation Adjustment	(63)	39
Balance at end of period	(831)	(1,143)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	661
Changes in property, plant and equipment [abstract]
Balance at end of period	579	661
Furniture and fixtures | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,108	1,007
Changes in property, plant and equipment [abstract]
Additions	118	222
Disposals	(4)	(113)
Currency Translation Adjustment	88	(8)
Balance at end of period	1,310	1,108
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(447)	(359)
Changes in property, plant and equipment [abstract]
Additions	(240)	(206)
Disposals	4	113
Currency Translation Adjustment	(48)	5
Balance at end of period	$ (731)	$ (447)